Exhibit 99.1
CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

DATES

Collection Period	Jun-07
Determination Date	7/10/2007
Distribution / Payment Date	7/16/2007

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance
Series 2007-SN1 Lease Assets (Total Pool Balance)		3,017,451,832.10	2,903,804,264.80	2,844,355,976.84
Aggregate ABS Value of the Series 2007-SN1 Lease Assets		2,500,008,486.50	2,430,222,267.57	2,392,386,850.98
COLT 2007-SN1 Secured Notes	6.050%	2,325,007,063.65	2,223,216,526.96	2,179,893,646.46

Discount Rate	10.000%
LIBOR	5.32%

					Ending
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
CARAT Class A-1a	5.366%	315,000,000.00	237,737,303.48	204,853,671.29	0.6503291
CARAT Class A-1b	One-Month LIBOR + 0.000%	100,000,000.00	75,472,159.83	65,032,911.52	0.6503291
CARAT Class A-2a	5.400%	175,000,000.00	175,000,000.00	175,000,000.00	1.0000000
CARAT Class A-2b	One-Month LIBOR + 0.030%	480,000,000.00	480,000,000.00	480,000,000.00	1.0000000
CARAT Class A-3a	5.380%	140,000,000.00	140,000,000.00	140,000,000.00	1.0000000
CARAT Class A-3b	One-month LIBOR + 0.060%	520,000,000.00	520,000,000.00	520,000,000.00	1.0000000
CARAT Class A-4	One-Month LIBOR + 0.100%	405,007,000.00	405,007,000.00	405,007,000.00	1.0000000
CARAT Class B	5.520%	56,250,000.00	56,250,000.00	56,250,000.00	1.0000000
CARAT Class C	5.730%	55,000,000.00	55,000,000.00	55,000,000.00	1.0000000
CARAT Class D	6.050%	60,000,000.00	60,000,000.00	60,000,000.00	1.0000000

CARAT 2007-SN1		2,306,257,000.00	2,204,466,463.31	2,161,143,582.81	0.9370784
CARAT Certificates		18,750,063.65	18,750,063.65	18,750,063.65	1.0000000
COLT Overcollateralization		175,001,422.85	207,005,740.61	212,493,204.52	1.2142370

Total		2,500,008,486.50	2,430,222,267.57	2,392,386,850.98	0.9569515

	Principal	Interest	Principal per $1000	Interest per $1000
	Payment Due	Payment Due	Face Amount	Face Amount
CARAT Class A-1a	32,883,632.19	1,098,518.04	104.3924831	3.4873589
CARAT Class A-1b	10,439,248.31	345,746.35	104.3924831	3.4574635
CARAT Class A-2a	—	787,500.00	0.0000000	4.5000000
CARAT Class A-2b	—	2,211,333.33	0.0000000	4.6069444
CARAT Class A-3a	—	627,666.67	0.0000000	4.4833333
CARAT Class A-3b	—	2,409,044.44	0.0000000	4.6327778
CARAT Class A-4	—	1,890,257.67	0.0000000	4.6672222
CARAT Class B	—	258,750.00	0.0000000	4.6000000
CARAT Class C	—	262,625.00	0.0000000	4.7750000
CARAT Class D	—	302,500.00	0.0000000	5.0416667

Total	43,322,880.50	10,193,941.51	18.7849318	4.4201238

COLT 2007-SN1 Secured Notes	43,322,880.50	11,208,716.66	18.6334404	4.8209388

COLT
I. COLLECTIONS

Actual Lease Payments Received	42,819,209.76
Repurchased Contracts — Administrative	1,931,544.02
Repurchased Contracts — Warranty	—
Sale Proceeds — Early Terminations (Defaults)	936,553.35
Pull Ahead Payments — Actual	—
Sale Proceeds — Scheduled Terminations	9,813,846.35
Excess Wear and Excess Mileage Received	22,606.71
Other Recoveries Received	48,475.71
Payment Advance for Current Period	4,902,244.13
Residual Advance for Current Period	—
Pull Ahead Payment Advance	71,847.81
Prior Period Payment Ahead Applied to Current Period	1,069,427.98
COLT 2007-SN1 Reserve Account Draw	—

Total Collections	61,615,755.82

II. DISTRIBUTIONS

Total Collections	61,615,755.82
Less: Reimbursement of Payment Advance	2,020,791.24
Less: Reimbursement of Residual Advance	—
Less: Reimbursement of Pull Ahead Payment Advance	—
Less: Current Period Payment Ahead Received	1,012,996.98
Less: Basic COLT Servicing Fee	2,025,185.22
Less: Secured Note Interest Distributable Amount	11,208,716.66
Less: Secured Note Principal Distributable Amount	43,322,880.50
Less: COLT 2007-SN1 Reserve Account Deposit	—
Less: Excess to CARAT Following a CARAT Indenture Event of Default	—
Less: COLT Additional Servicing Fee	2,025,185.22

Excess to be Released to COLT, LLC	—

Memo: Excess Incl. Reimbursement of Advances Released to COLT, LLC	2,020,791.24

CARRYOVER SHORTFALL		per $1000
Secured Note Principal Carryover Shortfall	—	—
Secured Note Interest Carryover Shortfall	—	—

	—	—

CARAT
I. COLLECTIONS
Secured Note Interest Distributable Amount	11,208,716.66
Secured Note Principal Distributable Amount	43,322,880.50
Excess from COLT Following a CARAT Indenture Event of Default	—
CARAT Reserve Account Draw	—

Total Collections	54,531,597.16

II. DISTRIBUTIONS

Total Collections	54,531,597.16
Plus: Net Amount Due From Swap Counterparty	18,393.76
Less: CARAT Servicing Fee	18,526.80
Less: Net Amount Due to Swap Counterparty	—
Less: Noteholders’ Interest Distributable Amount	10,193,941.51
Less: Swap Termination Payment	—
Less: Noteholders’ Principal Distributable Amount	43,322,880.50
Less: CARAT Reserve Account Deposit	—
Less: Swap Termination Payment (to extent not paid above)	—
Less: Certificateholders’ Principal Distributable Amount	—

Excess to the Reserve Account (to be released to CARI)	1,014,642.11

RECONCILIATION OF ADVANCES AND PAYMENT AHEAD ACCOUNT

Beginning Balance of Payment Advance	7,654,063.04
Less: Reimbursement of Outstanding Payment Advance	2,020,791.24
Plus: Current Period Payment Advances	4,902,244.13

Ending Balance of Payment Advance	10,535,515.93

Beginning Balance of Residual Advance	—
Less: Reimbursement of Outstanding Residual Advance	—
Plus: Current Period Residual Advances	—

Ending Balance of Residual Advance	—

Beginning Balance of Pull Ahead Payment Advance	210,612.98
Less: Reimbursement of Outstanding Pull Ahead Payment Advance	—
Plus: Current Period Pull Ahead Payment Advances	71,847.81

Ending Balance of Pull Ahead Payment Advance	282,460.79

Beginning Balance of Payment Ahead Account	2,594,438.14
Less: Prior Period Payment Ahead Applied to Current Period	1,069,427.98
Plus: Current Period Payment Ahead Received	1,012,996.98

Ending Balance of Payment Ahead Account	2,538,007.14

COLT 2007-SN1 RESERVE ACCOUNT

Initial Reserve Account Balance	18,750,063.65
Reserve Account Required Amount	18,750,063.65
Beginning Reserve Account Balance	18,750,063.65
Plus: Excess Available	—
Less: Reserve Account Draw Amount to Noteholders	—
Less: Reserve Account Draw Amount to Certificateholders	—
Less: Excess Reserve Account Funds to COLT, LLC	—

Ending COLT 2007-SN1 Reserve Account Balance	18,750,063.65

DELINQUENCIES

	# of Contracts	Amount

31-60 Days Delinquent	1,708	38,563,868.34
61-90 Days Delinquent	212	4,902,946.51
Over 90 Days Delinquent	26	610,021.91

Total	1,946	44,076,836.76

NET LOSSES ON EARLY TERM DEFAULTS

Aggregate ABS Value of Early Term Defaults	1,101,262.17
Less: Aggregate Sales Proceeds	936,553.35
Less: Excess Wear and Excess Mileage Received	—
Less: Other Recoveries	187.00

Current Period Net Losses on Early Term Defaults	164,521.82

Beginning Cumulative Net Losses on Early Term Defaults	49,931.49
Current Period Net Losses	164,521.82

Ending Cumulative Net Losses on Early Term Defaults	214,453.31

NET LOSSES/(GAINS) ON RETURNED VEHICLES SOLD BY GMAC

Aggregate ABS Value of Returned Vehicles Sold by GMAC	9,011,952.97
Add: Reimbursement of Outstanding Residual Advance	—
Less: Aggregate Sales Proceeds	9,813,846.35
Less: Pull Ahead Payments	—
Less: Excess Wear and Excess Mileage Received	22,606.71
Less: Other Recoveries	48,288.71

Current Period Net Losses/(Gains) on Returned Vehicles Sold by GMAC	(872,788.80)

Beginning Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC	(1,503,265.09)
Current Period Net Losses/(Gains)	(872,788.80)

Ending Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC	(2,376,053.89)

POOL STATISTICS
	Initial	Beginning of the Period	End of the Period
Number of Contracts	109,148	108,337	107,766
Discount Rate	10.000%	10.000%	10.000%
Weighted Average Coupon	5.822%	5.827%	5.829%
Weighted Average Original Term	38.29	38.26	38.25
Weighted Average Remaining Term	32.28	30.29	29.32
Number of Units Terminated during the Month Scheduled Terminated			394
Pull Ahead			63
Early Terminations Not Pull Ahead Not Default			66
Early Terminations Default			48

			571

Note: In June there were 74 Units Pulled Ahead and awaiting disposition. As such the ABS Value of these units have been reduced to the Base Residual Value.
Prepayment Rate

Month	Prepayment Rate
1	0.35
2	0.37
This Servicer Certificate relates only to CARAT 2007-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2007-SN1 will perform in the future.